Commitments and Contingencies (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2018 USD ($)	Nov. 06, 2017 item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 24, 2018 USD ($)	Jun. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Loss Contingency, Number of Additional Defendants Added | item		2
Litigation Settlement, Amount Awarded to Other Party	$ 2,700,000
Gain (Loss) Related to Litigation Settlement							$ (2,700,000)
Escrow Deposit								$ 2,700,000
Rental expense			$ 43,000	$ 43,000	$ 84,000	$ 86,000
Accrued Expenses, Current [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual							$ 2,700,000		$ 2,700,000